Stockholders’ Equity (Deficit) - Schedule of Stock Options Activity (Details)		3 Months Ended	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Mar. 31, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Schedule of Stock Options Activity [Abstract]
Stock Options, Outstanding beginning balance	3,646,875	3,646,875	6,810,000
Weighted Average Exercise Price, Outstanding beginning balance (in Dollars per share) | $ / shares	$ 0.43	$ 0.43	$ 0.43
Weighted Average Life Remaining, Outstanding beginning balance	8 years 5 months 12 days	8 years 7 days
Stock Options, Vested		3,213,539	2,746,875
Weighted Average Exercise Price, Vested (in Dollars per share) | $ / shares	$ 0.43	$ 0.45	$ 0.43
Weighted Average Life Remaining, Vested		8 years 2 months 8 days	8 years 5 months 12 days
Stock Options, Issued		200,000		6,810,000
Weighted Average Exercise Price, Issued (in Dollars per share) | $ / shares		$ 3.99
Weighted Average Life Remaining, Issued		5
Stock Options, Exercised
Weighted Average Exercise Price, Exercised
Stock Options, Forfeited/Expired			(3,163,125)
Weighted Average Exercise Price, Forfeited/Expired (in Dollars per share) | $ / shares
Stock Options, Outstanding Ending balance	3,646,875	3,846,875	3,646,875	6,810,000
Weighted Average Exercise Price, Outstanding ending balance (in Dollars per share) | $ / shares	$ 0.43	$ 0.62	$ 0.43	$ 0.43
Weighted Average Life Remaining, Outstanding ending balance	8 years 5 months 12 days	8 years 7 days